John Hancock Small Cap Equity Fund

Supplement dated August 21, 2008 to the current Class A, B and Class C Prospectus

Under “Fund Details”, in the “Who’s who” section, in the “Subadviser” subsection, the information about the portfolio managers is amended and restated as follows:

Below is a brief biographical profile of the leader of the fund’s investment management team. For more details about this individual, including information about his compensation, other accounts he manages and any investments he may have in the fund, see the SAI.

Daniel H. Cole, CFA

  Joined fund team in 2008
  Vice President and Portfolio Manager, MFC Global Investment Management (U.S.), LLC (since 2008)
  Director and Senior Equity Portfolio Manager, Columbia Management Group (2001-2008)
  Vice President and Portfolio Manager, Neuberger Berman Management Company (1999-2001)
  Vice President and Portfolio Manager, Centura Bank (1996-1999)
  Began business career in 1993

John Hancock Small Cap Equity Fund

Supplement dated August 21, 2008 to the current Class I Prospectus

Under “Fund Details”, in the “Who’s who” section, in the “Subadviser” subsection, the information about the portfolio managers is amended and restated as follows:

Below is a brief biographical profile of the leader of the fund’s investment management team. For more details about this individual, including information about his compensation, other accounts he manages and any investments he may have in the fund, see the SAI.

Daniel H. Cole, CFA

  Joined fund team in 2008
  Vice President and Portfolio Manager, MFC Global Investment Management (U.S.), LLC (since 2008)
  Director and Senior Equity Portfolio Manager, Columbia Management Group (2001-2008)
  Vice President and Portfolio Manager, Neuberger Berman Management Company (1999-2001)
  Vice President and Portfolio Manager, Centura Bank (1996-1999)
  Began business career in 1993

John Hancock Small Cap Equity Fund

Supplement dated August 21, 2008 to the current Class R1 Prospectus

Under “Fund Details”, in the “Who’s who” section, in the “Subadviser” subsection, the information about the portfolio managers is amended and restated as follows:

Below is a brief biographical profile of the leader of the fund’s investment management team. For more details about this individual, including information about his compensation, other accounts he manages and any investments he may have in the fund, see the SAI.

Daniel H. Cole, CFA

  Joined fund team in 2008
  Vice President and Portfolio Manager, MFC Global Investment Management (U.S.), LLC (since 2008)
  Director and Senior Equity Portfolio Manager, Columbia Management Group (2001-2008)
  Vice President and Portfolio Manager, Neuberger Berman Management Company (1999-2001)
  Vice President and Portfolio Manager, Centura Bank (1996-1999)
  Began business career in 1993

John Hancock Small Cap Equity Fund

Supplement dated August 21, 2008 to the Statement of Additional Information dated March 1, 2008

Under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS section, the “Other Accounts the Portfolio Managers are Managing.” subsection has been amended and restated with the following to reflect the addition of Daniel H. Cole, CFA and the departure of Alan E. Norton, CFA and Henry E. Mehlman, CFA from the Small Cap Equity Fund‘s portfolio management team:

Other Accounts the Portfolio Managers are Managing. The table below indicates, for each portfolio manager, information about the accounts for which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of August 21, 2008 for Mr. Cole. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

PORTFOLIO MANAGER NAME	OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER

Daniel H. Cole, CFA	Other Registered Investment Companies: Three (3) accounts
with assets of approximately $170 million.

Other Pooled Investment Vehicles: None

Other Accounts: Ten (10) accounts with assets of
approximately $10.5 million.

Under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section, the “Share Ownership by Portfolio Managers” subsection has been deleted and replaced with the following:

Share Ownership by Portfolio Managers. The following table indicates as of August 21, 2008 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

A	-	$0
B	-	$1 - $10,000
C	-	$10,001 - $50,000
D	-	$50,001 - $100,000
E	-	$100,001 - $500,000
F	-	$500,001 - $1,000,000
G	-	More than $1 million

Portfolio Manager	Range of Beneficial Ownership

Daniel H. Cole, CFA	A